Intangibles (Net of Amortization) and Goodwill (Schedule Of Amortization Expense And Estimated Annual Amortization Expense Related To Intangible Assets) (Details) (USD $)
In Thousands, unless otherwise specified
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
2013	$ 7,108
2014	6,163
2015	5,790
2016	1,908
2017	$ 746